Note 9 - Stockholders' Equity (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended
	Dec. 22, 2011	Mar. 31, 2015	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 23, 2013	Nov. 20, 2012
Note 9 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services (in Dollars)		$ 117,873		$ 327,269	$ 316,475	$ 151,059
Stock Issued During Period, Shares, New Issues	10,000,000		3,756,757
Proceeds from Issuance of Common Stock (in Dollars)			5,560,000		5,560,000	1,625,000
Preferred Stock, Shares Authorized		10,000,000		10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding		0		0
Common Stock, Shares Authorized		200,000,000		200,000,000	200,000,000			120,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares, Issued		95,450,047		95,054,552	94,646,013
Common Stock, Shares, Outstanding		95,450,047		95,054,552	94,646,013
Common Stock [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services		145,495		408,539	269,812	103,580
Stock Issued During Period, Value, Issued for Services (in Dollars)		145		409	270	103
Stock Issued During Period, Shares, New Issues					3,756,757	1,250,000	3,756,757
Share Price (in Dollars per share)						$ 1.30	$ 1.48
Proceeds from Issuance of Common Stock (in Dollars)							5,560,000
Shares Issued For Cashless Option And Warrant Exercise						146,459
Warrant [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Shares Issued For Cashless Option And Warrant Exercise						106,774
Employee Stock Option [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Shares Issued For Cashless Option And Warrant Exercise						39,685
Directors and Consultants [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				408,539	269,812	103,574
Stock Issued During Period, Value, Issued for Services (in Dollars)				327,269	316,475	151,059
Directors and Consultants [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services		145,495
Stock Issued During Period, Value, Issued for Services (in Dollars)		107,251
Director [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross		250,000
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)		$ 165,000
First Anniversary [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Second Anniversary [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%